JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.1%
Aerospace & Defense — 1.0%
United Technologies Corp.	764	104,310

Airlines — 2.0%
Delta Air Lines, Inc.	3,075	177,102
Southwest Airlines Co.	683	36,883

		213,985

Banks — 14.8%
Bank of America Corp.	12,376	360,999
Citigroup, Inc.	1,925	132,954
Citizens Financial Group, Inc.	3,137	110,967
Fifth Third Bancorp	1,947	53,310
First Republic Bank	515	49,816
M&T Bank Corp.	1,000	158,020
PNC Financial Services Group, Inc. (The)	1,519	212,928
SunTrust Banks, Inc.	2,032	139,779
US Bancorp	2,059	113,923
Wells Fargo & Co.	4,899	247,127

		1,579,823

Beverages — 0.7%
Keurig Dr Pepper, Inc. (a)	1,630	44,539
Molson Coors Brewing Co., Class B	621	35,734

		80,273

Biotechnology — 0.7%
AbbVie, Inc.	960	72,699

Capital Markets — 4.5%
Charles Schwab Corp. (The)	2,503	104,713
Invesco Ltd.	2,156	36,517
Morgan Stanley	3,026	129,116
Northern Trust Corp.	706	65,852
T. Rowe Price Group, Inc.	1,259	143,856

		480,054

Chemicals — 0.2%
AdvanSix, Inc. *	848	21,816

Communications Equipment — 1.2%
Cisco Systems, Inc.	1,832	90,544
CommScope Holding Co., Inc. * (a)	3,467	40,766

		131,310

Construction Materials — 1.5%
Martin Marietta Materials, Inc.	602	165,084

Consumer Finance — 3.1%
American Express Co.	892	105,529
Capital One Financial Corp.	2,534	230,552

		336,081

Containers & Packaging — 3.2%
Ball Corp.	1,809	131,682
Graphic Packaging Holding Co.	4,289	63,263
Packaging Corp. of America	747	79,204
Westrock Co.	1,880	68,525

		342,674

Distributors — 0.3%
Genuine Parts Co.	274	27,302

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	2,785	168,114

Electric Utilities — 5.9%
American Electric Power Co., Inc.	1,635	153,203
Duke Energy Corp.	658	63,074
Edison International	697	52,546
Eversource Energy	816	69,735
NextEra Energy, Inc.	606	141,190
Xcel Energy, Inc.	2,317	150,328

		630,076

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	1,118	83,404

Equity Real Estate Investment Trusts (REITs) — 6.9%
American Homes 4 Rent, Class A	2,344	60,675
Brixmor Property Group, Inc.	4,342	88,096
EastGroup Properties, Inc.	336	42,069
Federal Realty Investment Trust	475	64,639
Kimco Realty Corp. (a)	3,677	76,779
Mid-America Apartment Communities, Inc.	928	120,655
Outfront Media, Inc.	2,700	75,004
Public Storage	458	112,358
Rayonier, Inc.	2,104	59,332
Weyerhaeuser Co.	1,333	36,916

		736,523

Food & Staples Retailing — 0.8%
Walgreens Boots Alliance, Inc.	1,492	82,506

Food Products — 0.8%
Post Holdings, Inc. *	820	86,799

Health Care Equipment & Supplies — 0.8%
Medtronic plc	745	80,933

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	652	53,663
HCA Healthcare, Inc.	315	37,925
UnitedHealth Group, Inc.	459	99,779

		191,367

Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc. (a)	1,165	49,730
Hilton Worldwide Holdings, Inc.	618	57,506

		107,236

Household Products — 2.3%
Clorox Co. (The)	193	29,311
Energizer Holdings, Inc. (a)	1,524	66,436
Procter & Gamble Co. (The)	1,207	150,144

		245,891

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	381	55,511
Honeywell International, Inc.	724	122,538

		178,049

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Insurance — 8.2%
Alleghany Corp. *	64	50,814
American International Group, Inc.	2,407	134,057
Chubb Ltd.	569	91,867
Fairfax Financial Holdings Ltd. (Canada)	106	46,783
Hartford Financial Services Group, Inc. (The)	1,491	90,356
Loews Corp.	3,839	197,637
Marsh & McLennan Cos., Inc.	884	88,408
Prudential Financial, Inc.	355	31,928
Travelers Cos., Inc. (The)	980	145,652

		877,502

Internet & Direct Marketing Retail — 1.0%
Expedia Group, Inc.	826	111,061

Machinery — 2.0%
Dover Corp.	825	82,148
Illinois Tool Works, Inc.	627	98,100
Middleby Corp. (The) *	325	37,934

		218,182

Media — 3.3%
CBS Corp. (Non-Voting), Class B	1,277	51,535
Charter Communications, Inc., Class A *	318	130,884
DISH Network Corp., Class A*	2,260	76,989
Entercom Communications Corp., Class A (a)	7,744	25,865
Nexstar Media Group, Inc., Class A	702	71,852

		357,125

Multiline Retail — 1.3%
Kohl’s Corp.	1,453	72,157
Nordstrom, Inc. (a)	1,929	64,953

		137,110

Multi-Utilities — 0.4%
NiSource, Inc. (a)	1,311	39,222

Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.	1,677	198,916
ConocoPhillips	2,426	138,248
Diamondback Energy, Inc.	716	64,340
EQT Corp.	2,799	29,783
Equitrans Midstream Corp. (a)	2,352	34,219
Exxon Mobil Corp.	740	52,259
Kinder Morgan, Inc.	5,564	114,666
Marathon Petroleum Corp.	1,606	97,547
PBF Energy, Inc., Class A	1,470	39,971
Phillips 66	762	78,037
Williams Cos., Inc. (The)	3,551	85,430

		933,416

Personal Products — 0.3%
Coty, Inc., Class A (a)	3,154	33,151

Pharmaceuticals — 6.1%
Allergan plc	587	98,868
Johnson & Johnson	1,025	132,656
Merck & Co., Inc.	2,058	173,238
Pfizer, Inc.	6,920	248,643

		653,405

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	2,115	112,116

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	766	85,574
QUALCOMM, Inc.	286	21,795
Texas Instruments, Inc.	912	117,824

		225,193

Software — 0.9%
Microsoft Corp.	690	95,947

Specialty Retail — 3.6%
AutoZone, Inc. *	138	150,061
Best Buy Co., Inc.	786	54,225
Home Depot, Inc. (The)	296	68,589
Murphy USA, Inc. * (a)	525	44,767
Tiffany & Co. (a)	686	63,534

		381,176

Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co.	1,521	23,078

Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co. (a)	463	44,902

TOTAL COMMON STOCKS (Cost $7,310,538)		10,388,895

	No. of Rights (000)
RIGHTS — 0.0% (b)
Media — 0.0% (b)
Media General, Inc., CVR * ‡ (Cost $—)	2,982	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $312,905)	312,808	312,902

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (d) (e)	162,998	162,998
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)	38,314	38,314

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $201,323)		201,312

Total Investments — 101.9% (Cost $7,824,766)		10,903,109
Liabilities in Excess of Other Assets — (1.9)%		(203,439)

Net Assets — 100.0%		10,699,670

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $198,100,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer- related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•   Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•   Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•   Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$10,903,109	$—	$—	(b)	$10,903,109

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$181,870	$579,089	$448,035	$(2)	$(20)	$312,902	312,808	$1,380	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	215,041	330,998	383,000	(15)	(26)	162,998	162,998	1,102	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	42,795	313,822	318,303	—	—	38,314	38,314	210	—

Total	$439,706	$1,223,909	$1,149,338	$(17)	$(46)	$514,214		$2,692	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.